Consolidated Statement of Other Comprehensive (Loss)/Income - EUR (€) € in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statements [Line Items]
Loss for the year		€ (83,215)	€ (48,096)	[1]	€ (30,189)	[1]
Items that may be reclassified subsequently to the consolidated statement profit or (loss)
Exchange differences on translating foreign operations		(7,757)	4,894		(554)
Total other comprehensive (loss)/income		(7,757)	4,894		(554)
Total comprehensive loss for the year		(90,972)	(43,202)		(30,743)
Attributable to:
Owners of the Company		€ (90,972)	€ (43,202)		€ (30,743)
Arrival Group [Member]
Statements [Line Items]
Loss for the year	€ (3,387)
Items that may be reclassified subsequently to the consolidated statement profit or (loss)
Total comprehensive loss for the year	€ (3,387)

[1]	Restated to reflect reclassification of cash flows described in note 2